Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	2022	2021
Cash and banks	330,653	276,761
Term deposits	167,173	467,056
	497,826	743,817